SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR (Details) - Customer Concentration Risk [Member]		6 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Concentration of credit risk		13.00%			[1]	(0.00%)	[2]	13.00%
Accounts Receivable [Member] | Customer B [Member]
Product Information [Line Items]
Concentration of credit risk		10.00%				27.00%		22.00%
Accounts Receivable [Member] | Customer B Less Than Ten Percentage [Member]
Product Information [Line Items]
Concentration of credit risk	[3]
Accounts Receivable [Member] | Customer C [Member]
Product Information [Line Items]
Concentration of credit risk			[3]			27.00%
Accounts Receivable [Member] | Customer D [Member]
Product Information [Line Items]
Concentration of credit risk			[3]			12.00%
Accounts Receivable [Member] | Customer C [Member]
Product Information [Line Items]
Concentration of credit risk						12.00%
Purchases [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration of credit risk			[4]	20.00%		(0.00%)	[5]	25.00%
Purchases [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration of credit risk			[4]	17.00%		14.00%
Purchases [Member] | Customer C [Member]
Product Information [Line Items]
Concentration of credit risk	[6]							(0.00%)
Accounts Payable [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration of credit risk								14.00%
Accounts Payable [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration of credit risk		30.00%

[1]	Less than 10%
[2]	Less than 10%
[3]	Less than 10%
[4]	Less than 10%
[5]	Less than 10%
[6]	Less than 10%